PAYMENTS MADE UNDER PROTEST (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Other assets details [abstract]
Balance at the beginning of the year	R 27.6	R 19.4
Payments made under protest	10.6	11.7
Discount on initial payment made under protest	(7.1)	(6.5)	R (8.8)
Unwinding	3.9	3.0	0.7
Balance at the end of the year	R 35.0	R 27.6	R 19.4